Operating and Direct Financing Leases - Charters-in - Additional Information (Detail) - Charters-in $ in Millions	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Total	$ 277.9
Minimum commitments to be incurred by the company in current year	68.7
Minimum commitments to be incurred by the company in second year	62.7
Minimum commitments to be incurred by the company in third year	57.4
Minimum commitments to be incurred by the company in fourth year	54.4
Minimum commitments to be incurred by the company in fifth year	20.0
Minimum commitments to be incurred by the company thereafter	$ 14.7